Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pensions And Other Post Employment Benefits [Abstract]
Level 1 – Cash and Cash Equivalents	$ 5	$ 7
Level 2 – Equity and Fixed Income Funds	161	130
Level 3 – Real Estate Funds and Other	12	10
Total plan assets, at fair value	$ 178	$ 147